ABERDEEN FUNDS

Aberdeen Global Fixed Income Fund

Supplement to the Aberdeen Funds Statutory Prospectus
dated February 25, 2013, as supplemented to date

The following replaces the chart reflecting the Portfolio Managers for the Aberdeen Global Fixed Income Fund in the section entitled, "Summary–Aberdeen Global Fixed Income Fund–Portfolio Managers":

Name	Title	Served on the Fund Since
Oliver Boulind	Head of Global Credit	2009
József Szabó	Head of Global Macro	2011
Neil Moriarty	Senior Portfolio Manager	2009
Simon Hancock	Portfolio Manager, Global Macro	2009
Rich Smith	Portfolio Manager, Global Credit	2009

The following is added to the list of Portfolio Managers for the Aberdeen Global Fixed Income Fund in the section entitled, "Fund Management–Portfolio Management":

Simon Hancock, Portfolio Manager, Global Macro (AAML)	Aberdeen Global Fixed Income Fund

Simon Hancock is a portfolio manager within the global macro team. Simon joined Aberdeen via the acquisition of Deutsche Asset Management's London and Philadelphia fixed income businesses in 2005. Simon held a similar role at Deutsche Asset Management, which he joined in 1997. Previously, he worked at Bank Julius Baer.

All references to Joanne Gilbert as Portfolio Manager, Global Macro (AAML) are hereby deleted.

This Supplement is dated April 5, 2013.

Please retain this Supplement for future reference.

ABERDEEN FUNDS

Aberdeen Global Fixed Income Fund

(the “Fund”)

Supplement to the Aberdeen Funds Statement of Additional Information (“SAI”)

dated February 25, 2013

The following information is added to the chart in the section entitled, “Investment Advisory and Other Services — Portfolio Managers” in the Fund’s SAI:

Portfolio Manager	Portfolio Managed	Dollar Range of Portfolio Shares Owned
Simon Hancock	Global Fixed Income Fund	None

The following information is added to the chart in the section entitled, “Appendix A - Portfolio Managers” in the Fund’s SAI:

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2012)
Simon Hancock Global Fixed Income Fund

Mutual Funds: 8 accounts, $535.06 total assets

Other Pooled Investment Vehicles: 83 accounts, $18,312.26 total assets

Other Accounts: 155 accounts, $28,793.99 total assets (2 accounts, $282.65 total assets of which the advisory fee is based on performance)

All references to Joanne Gilbert are hereby deleted.

This Supplement is dated April 5, 2013.

Please retain this Supplement for future reference.